Subsequent Events - 10K (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2023	Sep. 29, 2023	Aug. 01, 2023	Jul. 27, 2023	Jun. 22, 2023	Mar. 07, 2023
Subsequent Event [Line Items]
Lease abatement	$ 4,318
Deferred rent	$ 4,500
Rent deferral, payment period	5 years
Term loans | Term Loan Facility, Tranche 2
Subsequent Event [Line Items]
Interest rate		15.00%
Additional borrowing capacity		$ 1,500		$ 1,000		$ 12,500
Subsequent Event | Term loans | Term Loan Facility, Tranche 2
Subsequent Event [Line Items]
Interest rate				15.00%
Additional borrowing capacity				$ 1
Subsequent Event | Term loans | Term Loan Agreement
Subsequent Event [Line Items]
Maximum borrowing capacity				$ 5,000
Interest rate				12.00%
Bridge financing
Subsequent Event [Line Items]
Face amount	$ 18,000
Bridge financing | Subsequent Event
Subsequent Event [Line Items]
Face amount	$ 1,900		$ 1,380		$ 18,000